UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (check only one):           [   ] is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name:      AKRE CAPITAL MANAGEMENT LLC
Address:   2 WEST WASHINGTON STREET
           PO BOX 998
           MIDDLEBURG, VIRGINIA 20118-0998

Form 13F File Number:       28 -  06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tricia Tauzin
Title:     Director of Client Services
Phone:     540-687-3880

Signature, Place, and Date of Signing:

Tricia Tauzin                  MIDDLEBURG, VA       14-September-2002
[Signature]                    [City, State]        [Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total ($ in thousands):  109384


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Inc.                       COM              00130H105      540   215000 SH       SOLE                   215000
AMC Entertainment              COM              001669100      468    63200 SH       SOLE                    63200
Abbott Laboratories            COM              002824100      485    12000 SH       SOLE                    12000
Airnet Systems                 COM              00941P106      184    40100 SH       SOLE                    40100
Alliance Gaming                COM              01859P609     4679   304010 SH       SOLE                   304010
American Tower A               COM              029912201     1650  1037800 SH       SOLE                  1037800
Americredit                    COM              03060R101     2824   350000 SH       SOLE                   350000
Balchem Corp                   COM              057665200      866    40000 SH       SOLE                    40000
Bank of New York               COM              064057102     1825    63512 SH       SOLE                    63512
Berkshire Hathaway A           COM              084670108     8129      110 SH       SOLE                      110
Berkshire Hathaway B           COM              084670207     2381      966 SH       SOLE                      966
Bristol Myers Squibb           COM              110122108      228     9600 SH       SOLE                     9600
CSX Corporation                COM              126408103      251     9518 SH       SOLE                     9518
Churchill Downs, Inc.          COM              171484108      693    19000 SH       SOLE                    19000
Citigroup                      COM              172967101     2719    91714 SH       SOLE                    91714
Coca-Cola Co.                  COM              191216100      383     7992 SH       SOLE                     7992
Corus Bancshares               COM              220873103      307     7000 SH       SOLE                     7000
DR Horton                      COM              23331A109      279    15000 SH       SOLE                    15000
Dover Downs Gaming & Entertain COM              260095104     1080   132692 SH       SOLE                   132692
Dover Motorsports, Inc.        COM              260174107      775   193841 SH       SOLE                   193841
Fed. Home Loan Mtg.            COM              313400301     4416    78999 SH       SOLE                    78999
First Data Corp                COM              319963104      698    25000 SH       SOLE                    25000
Hollywood Casino               COM              436132203     1179    97580 SH       SOLE                    97580
II VI, Inc.                    COM              902104108      921    69000 SH       SOLE                    69000
Int'l Gaming Tech              COM              459902102      390     5645 SH       SOLE                     5645
Intl. Speedway A               COM              460335201     2308    58083 SH       SOLE                    58083
Intl. Speedway B               COM              460335102    11652   294609 SH       SOLE                   294609
Key 3 Media                    COM              49326R104        1   117200 SH       SOLE                   117200
Liberty Media Group            COM              530718105      243    33860 SH       SOLE                    33860
Magna Entertainment            COM              559211107      293    53900 SH       SOLE                    53900
Markel Corporation             COM              570535104    19208    96434 SH       SOLE                    96434
Micros Systems Inc.            COM              594901100     1535    66200 SH       SOLE                    66200
Monarch Gaming                 COM              609027107     1279    96000 SH       SOLE                    96000
Multimedia Games               COM              625453105     1192    60546 SH       SOLE                    60546
PDS Gaming                     COM              69329T105      109   113500 SH       SOLE                   113500
Penn National Gaming           COM              707569109    23213  1229525 SH       SOLE                  1229525
Philip Morris Co., Inc.        COM              718154107      349     9000 SH       SOLE                     9000
Scientific Games               COM              80874P109     1140   170000 SH       SOLE                   170000
Shuffle Master                 COM              825549108     2708   145500 SH       SOLE                   145500
Wells Fargo                    COM              949746101     2930    60833 SH       SOLE                    60833
White Mountain                 COM              G9618E107      589     2000 SH       SOLE                     2000
Entertainment Properties Trust COM              29380T105      389    17600 SH       SOLE                    17600